Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC").

Principles of Consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Use of Estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an on-going basis the Company review their estimates and assumptions. The estimates were based on historical experience and other assumptions that the Company believe to be reasonable under the circumstances. Actual results could differ from those estimates under different assumptions or conditions, but the Company does not believe such differences will materially affect the consolidated financial position or results of operations.

Fiscal Year	Fiscal year The Company operates on a fiscal year basis with the fiscal year ending on June 30.
Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposit with banks, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Deposits, Upfront Payments and Other Receivables

Deposits, upfront payments and other receivables

Security deposits paid for office lease are accounted for as deposits. Amounts paid in advance for future expenses are accounted for as prepaid expenses. Goods and Service Tax (“GST”) refunds and tax receivables are accounted for as other receivables. No allowance for expected credit loss was recognized as of June, 2024 and 2023.

Promissory Note - Prime Number Acquisition I Corp.

Promissory note – Prime Number Acquisition I Corp.

As of June 30, 2023, the Company agreed to loan Prime Number Acquisition I Corp. an aggregate of $333,594, to be used for a portion of the expenses of the Business Combination. These loans are non-interest bearing, unsecured and are due at the closing of the Business Combination.

Property and Equipment, Net

Property and equipment, net

Property and equipment are stated at cost, less accumulated depreciation. Expenditures for additions, major renewals and betterments are capitalized and expenditures for maintenance and repairs are charged to expense as incurred.

Depreciation is computed using the straight-line method over the estimated useful lives of the related capitalized assets. The estimated useful lives are as follows:

Useful lives
Office equipment	5 years

Other Current Liabilities

Other current liabilities

Other current liabilities are liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Share-Based Compensation Transaction

Share-based compensation transaction

The Company measures the cost of equity-settled transactions by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based compensation transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the stock option, volatility and dividend yield and making assumptions about them. The fair value of the ordinary shares was determined by obtaining quoted prices over-the-counter market based on the latest transacted price of the Company shares that were sold.

Leases

Leases

The Company has entered into operating lease agreements primarily for office premises. The Company determine if an arrangement is a lease at inception. For all classes of underlying assets, the Company elect not to recognize right-of-use assets or lease liabilities when a lease has a lease term of 12 months or less at the commencement date and does not include an option to purchase the underlying asset that the Company are reasonably certain to exercise. The Company does not have operating lease assets and liabilities recorded on the consolidated balance sheet as of June 30, 2024. Operating lease assets and liabilities are included on the consolidated balance sheet as of June 30, 2023.

Operating lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the incremental borrowing rate, because the interest rate implicit in most of the leases is not readily determinable. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Operating lease assets also include any prepaid lease payments and lease incentives. The lease terms include periods under options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company generally use the base, non-cancellable, lease term when determining the lease assets and liabilities. Operating lease expense is recognized on a straight-line basis over the lease term.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary share and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. As the Company’s warrants meet all of the criteria for equity classification, the Company classified each warrants as its own equity.

Revenue Recognition

Revenue recognition

Revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration that an entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The Company does not disaggregate its revenue streams as the economic factors underlying the contracts are similar and provide no significant distinction. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Comprehensive Gain / (Loss)

Comprehensive gain / (loss)

ASC 220 “Comprehensive Income,” establishes standards for the reporting and display of comprehensive income and its components in the consolidated financial statements. As of June 30, 2024, 2023 and 2022, the Company established that there are items that represented components of comprehensive income and, therefore, has included a consolidated statement of operations and comprehensive loss in the consolidated financial statements.

Income Taxes

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax for the years ended June 30, 2024 and 2023. The Company had no uncertain tax positions for the years ended June 30, 2024 and 2023. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Measurement of Fair Value

Measurement of fair value

The fair value of a financial instrument is the amount that could be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets are marked to bid prices and financial liabilities are marked to offer prices. Fair value measurements do not include transaction costs. A fair value hierarchy is used to prioritize the quality and reliability of the information used to determine fair values. Categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fair value hierarchy is defined in the following three categories:

Level 1: applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2: applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3: applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

At June 30, 2023 and 2022, the Company has no financial assets or liabilities subject to recurring fair value measurements. At June 30, 2024, the Company entered into a Standby Equity Purchase Agreement. Under the true-up arrangement, the commitment shares payable are subject to Level 1 fair value measurements upon the date where the true-up is recognised (Note 13).

The Company’s financial instruments include cash, upfront payments, other receivables, other payables and related payables. Management estimates that the carrying amounts of financial instruments approximate their fair values due to their short-term nature. The fair value of amounts with immediate holding company is not practicable to estimate due to the related party nature of the underlying transactions.

Impairment for Long-Lived Assets

Impairment for long-lived assets

The Company periodically evaluates the need to recognize impairment losses relating to long-lived assets in accordance with ASC 360, Property, Plant, and Equipment. Long-lived assets are evaluated for recoverability whenever events or circumstances indicate that an asset may have been impaired. In evaluating an asset for recoverability, the Company estimates the future cash flows, on an undiscounted basis, expected to result from the use of the asset and eventual disposition. If the sum of the expected future cash flows is less than the carrying amount of the asset, the Company would write the asset down to fair value and record an impairment charge accordingly. No impairment for long-lived assets was recognized as of June 30, 2024 and 2023.

Prepaid Forward Contract Equity

Prepaid forward contract equity

The Company recorded a Prepaid Forward Contract Equity on its consolidated balance sheet of $21,299,979 to account for the prepayment amount of the Forward Purchase Agreement, as discussed above within the discussion of the Business Combination. The prepayment amount will be held in a deposit account until the Valuation Date (the second anniversary of the closing of the Business Combination, subject to certain acceleration provisions). On the Valuation Date, the Company will receive a pro rata portion of the remaining Prepayment Amount. Also, in connection with the Forward Purchase Agreement, the Company recognized this instrument as a reduction to additional paid in capital, on its consolidated balance sheets. Refer to Note 12 for further details.

Transaction Costs

Transaction costs

The Company applied the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A, Expenses of Offering. The Company incurred $2.5 million for the period ended December 31, 2023, in advisory, legal, accounting and management fees in conjunction with the Business Combination detailed above, which are included in general and administrative expense in the consolidated statements of operations. Direct and specific incremental transaction costs related to the Business Combination that would not otherwise have been incurred had the transaction not consummated were allocated across the derivative instruments associated with the transaction.

Net Loss Per Share

Net loss per share

The Company has adopted ASC Topic 260, “Earnings per Share,” (“EPS”) which requires presentation of basic EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation. In the accompanying consolidated financial statements, basic earnings per share is computed by dividing net loss by the weighted average number of shares of ordinary shares outstanding during the period.

For the periods ended June 30, 2024, 2023 and 2022, the ordinary shares were included in the computation of diluted net loss per share.

Accumulated Other Comprehensive Income/(Loss)

Accumulated other comprehensive income/(loss)

Unrealized gains and losses related to foreign currency translation are accumulated in "accumulated other comprehensive loss" ("AOCI"). These changes are also reported in "other comprehensive income (loss)" on the consolidated statements of comprehensive income.

Foreign Currency Translation

Foreign currency translation

The functional currency of the Company is the currency of the primary economic environment in which the Company operates. Assets and liabilities denominated in currencies other than the functional currency are remeasured using the current exchange rate for monetary accounts and historical exchange rates for nonmonetary accounts, with exchange differences on remeasurement included in comprehensive income in the consolidated statements of comprehensive income.

The Company that utilizes foreign currency as their functional currency translate such currency into U.S. dollars using (i) the exchange rate on the balance sheet dates for assets and liabilities, (ii) the average exchange rates prevailing during the period for revenues and expenses, and (iii) historical exchange rates for equity. Any translation adjustments resulting from this process are shown separately as a component of accumulated other comprehensive loss within shareholders’ deficits in balance sheets.

Related Parties

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Comparative Information	Comparative information Certain items in prior years consolidated financial statements have been reclassified to conform to the current period’s presentation to facilitate comparison..
Recent Accounting Pronouncements

Recent accounting pronouncements

Recently adopted accounting guidance

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40). This ASU reduces the number of accounting models for convertible debt instruments and convertible preferred stock and amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. In addition, this ASU improves and amends the related earnings per share guidance. This standard becomes effective for the Company beginning on October 1, 2024. Adoption is either a modified retrospective method or a fully retrospective method of transition. The Company adopted this guidance effective September 1, 2023, and the adoption of this standard did not have a material impact on its consolidated financial statements.

Recent accounting guidance not yet adopted

In November 2023, the FASB issued ASU 2023-07, Improvement to Reportable Segment Disclosures. This ASU aims to improve segment disclosures through enhanced disclosures about significant segment expenses. The standard requires disclosure of significant expense categories and amounts for such expenses, including those segment expenses that are regularly provided to the chief operating decision maker, easily computable from information that is regularly provided, or significant expenses that are expressed in a form other than actual amounts. This standard will be effective for the Company in Fiscal Year 2025 and is required to be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of the additional disclosure requirements on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, a final standard on improvements to income tax disclosures which applies to all entities subject to income taxes. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. This standard will be effective for the Company in Fiscal Year 2026 and should be applied prospectively. The Company is currently evaluating the impact of the additional disclosure requirements on the Company’s consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.